Other Assets (Details) - Schedule of Other Assets - CLP ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Assets [Abstract]
Cash collateral provided for derivative financial transactions		$ 324,899	$ 314,301
Debtors from brokerage of financial instruments		254,360	128,286
Accounts receivable from the General Treasury of the Republic and other fiscal organizations		229,682	59,304
Assets to be leased out as lessor	[1]	157,980	94,925
Accounts receivable from third parties		99,416	131,608
Prepaid expenses		67,804	39,744
Income from regular activities from contracts with customers		13,832	6,472
Investment properties	[2]	11,763	12,120
Pending transactions		3,330	3,058
Other provided cash collateral		3,323	5,299
Accumulated impairment in respect of other assets receivable		(618)	(882)
Other Assets		20,242	19,882
Total		$ 1,186,013	$ 814,117

[1]	Correspond to fixed assets to be delivered under the financial lease modality.
[2]	As of December 31, 2023, the fair value of the investment properties held by the Bank is Ch$61,041 million (Ch$58,721 million as of December 31, 2022).